UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

    /s/ Mark W. Everette            West Hartford, CT          October 22, 2012
    ---------------------           -----------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          141
                                         -----------

Form 13F Information Table Value Total:  $   258,574
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                             COM             88579Y101       2,719      29,418 SH       Sole       N/A       29,418 N/A    N/A
ABB LTD                           SPONSORED ADR   000375204       1,424      76,150 SH       Sole       N/A       76,150 N/A    N/A
ABBOTT LABS                       COM             002824100         812      11,839 SH       Sole       N/A       11,839 N/A    N/A
ABIOMED INC                       COM             003654100         283      13,490 SH       Sole       N/A       13,490 N/A    N/A
AFLAC INC                         COM             001055102       1,135      23,700 SH       Sole       N/A       23,700 N/A    N/A
ALLERGAN INC                      COM             018490102       1,311      14,310 SH       Sole       N/A       14,310 N/A    N/A
ALPS ETF TR                       ALERIAN MLP     00162Q866       3,178     191,804 SH       Sole       N/A      191,804 N/A    N/A
ALTERA CORP                       COM             021441100         972      28,600 SH       Sole       N/A       28,600 N/A    N/A
AMERICAN EXPRESS CO               COM             025816109         675      11,868 SH       Sole       N/A       11,868 N/A    N/A
AMGEN INC                         COM             031162100       2,861      33,938 SH       Sole       N/A       33,938 N/A    N/A
AMPHENOL CORP NEW                 CL A            032095101         711      12,070 SH       Sole       N/A       12,070 N/A    N/A
ANADARKO PETE CORP                COM             032511107         613       8,764 SH       Sole       N/A        8,764 N/A    N/A
AON CORP                          COM             037389103       2,588      49,500 SH       Sole       N/A       49,500 N/A    N/A
APACHE CORP                       COM             037411105       2,493      28,835 SH       Sole       N/A       28,835 N/A    N/A
APPLE INC                         COM             037833100       7,734      11,593 SH       Sole       N/A       11,593 N/A    N/A
AQUA AMERICA INC                  COM             03836W103         976      39,435 SH       Sole       N/A       39,435 N/A    N/A
AT&T INC                          COM             00206R102       3,542      93,945 SH       Sole       N/A       93,945 N/A    N/A
AUTOMATIC DATA PROCESSING IN      COM             053015103         512       8,736 SH       Sole       N/A        8,736 N/A    N/A
BAKER HUGHES INC                  COM             057224107         802      17,727 SH       Sole       N/A       17,727 N/A    N/A
BANK OF AMERICA CORPORATION       COM             060505104         100      11,304 SH       Sole       N/A       11,304 N/A    N/A
BECTON DICKINSON & CO             COM             075887109         290       3,695 SH       Sole       N/A        3,695 N/A    N/A
BERKLEY W R CORP                  COM             084423102       1,747      46,600 SH       Sole       N/A       46,600 N/A    N/A
BERKSHIRE HATHAWAY INC DEL        CL B            084670207       4,206      47,689 SH       Sole       N/A       47,689 N/A    N/A
BLACKSTONE GROUP L P              COM UNIT LTD    09253U108         176      12,350 SH       Sole       N/A       12,350 N/A    N/A
BRISTOL MYERS SQUIBB CO           COM             110122108       1,933      57,288 SH       Sole       N/A       57,288 N/A    N/A
CATERPILLAR INC DEL               COM             149123101       1,253      14,565 SH       Sole       N/A       14,565 N/A    N/A
CELGENE CORP                      COM             151020104       3,192      41,785 SH       Sole       N/A       41,785 N/A    N/A
CHEVRON CORP NEW                  COM             166764100       3,664      31,432 SH       Sole       N/A       31,432 N/A    N/A
CHICAGO BRIDGE & IRON CO N V      N Y REGISTRY SH 167250109         426      11,180 SH       Sole       N/A       11,180 N/A    N/A
CHINA MOBILE LIMITED              SPONSORED ADR   16941M109       1,216      21,960 SH       Sole       N/A       21,960 N/A    N/A
CHURCH & DWIGHT INC               COM             171340102       1,148      21,255 SH       Sole       N/A       21,255 N/A    N/A
CIMAREX ENERGY CO                 COM             171798101       2,600      44,413 SH       Sole       N/A       44,413 N/A    N/A
CISCO SYS INC                     COM             17275R102       2,923     153,082 SH       Sole       N/A      153,082 N/A    N/A
CITRIX SYS INC                    COM             177376100         369       4,818 SH       Sole       N/A        4,818 N/A    N/A
CLEAN HARBORS INC                 COM             184496107       2,601      53,243 SH       Sole       N/A       53,243 N/A    N/A
CME GROUP INC                     COM             12572Q105       1,418      24,745 SH       Sole       N/A       24,745 N/A    N/A
COCA COLA CO                      COM             191216100       3,473      91,570 SH       Sole       N/A       91,570 N/A    N/A
COGNIZANT TECHNOLOGY SOLUTIO      CL A            192446102       1,307      18,700 SH       Sole       N/A       18,700 N/A    N/A
COLGATE PALMOLIVE CO              COM             194162103       2,528      23,578 SH       Sole       N/A       23,578 N/A    N/A
COMCAST CORP NEW                  CL A SPL        20030N200       2,355      67,650 SH       Sole       N/A       67,650 N/A    N/A
CONOCOPHILLIPS                    COM             20825C104         921      16,115 SH       Sole       N/A       16,115 N/A    N/A
COSTCO WHSL CORP NEW              COM             22160K105       4,386      43,785 SH       Sole       N/A       43,785 N/A    N/A
CVS CAREMARK CORPORATION          COM             126650100       4,091      84,484 SH       Sole       N/A       84,484 N/A    N/A
DANAHER CORP DEL                  COM             235851102       3,631      65,840 SH       Sole       N/A       65,840 N/A    N/A
DENTSPLY INTL INC NEW             COM             249030107         966      25,341 SH       Sole       N/A       25,341 N/A    N/A
DIAGEO P L C                      SPON ADR NEW    25243Q205         208       1,848 SH       Sole       N/A        1,848 N/A    N/A
DISNEY WALT CO                    COM DISNEY      254687106       3,953      75,617 SH       Sole       N/A       75,617 N/A    N/A
DRESSER-RAND GROUP INC            COM             261608103         265       4,800 SH       Sole       N/A        4,800 N/A    N/A
DU PONT E I DE NEMOURS & CO       COM             263534109         600      11,934 SH       Sole       N/A       11,934 N/A    N/A
E M C CORP MASS                   COM             268648102       2,383      87,387 SH       Sole       N/A       87,387 N/A    N/A
ECOLAB INC                        COM             278865100       5,934      91,565 SH       Sole       N/A       91,565 N/A    N/A
EMERSON ELEC CO                   COM             291011104       2,324      48,155 SH       Sole       N/A       48,155 N/A    N/A
EXELON CORP                       COM             30161N101         253       7,105 SH       Sole       N/A        7,105 N/A    N/A
EXPRESS SCRIPTS INC               COM             302182100       3,265      52,139 SH       Sole       N/A       52,139 N/A    N/A
EXXON MOBIL CORP                  COM             30231G102      12,057     131,845 SH       Sole       N/A      131,845 N/A    N/A
FASTENAL CO                       COM             311900104         961      22,345 SH       Sole       N/A       22,345 N/A    N/A
FIDELITY NATL INFORMATION SV      COM             31620M106         409      13,110 SH       Sole       N/A       13,110 N/A    N/A
FIRST NIAGARA FINL GRP INC        COM             33582V108         455      56,365 SH       Sole       N/A       56,365 N/A    N/A
FLOWSERVE CORP                    COM             34354P105         985       7,708 SH       Sole       N/A        7,708 N/A    N/A
FUEL TECH INC                     COM             359523107         199      47,618 SH       Sole       N/A       47,618 N/A    N/A
GENERAL ELECTRIC CO               COM             369604103       2,547     112,169 SH       Sole       N/A      112,169 N/A    N/A
GILEAD SCIENCES INC               COM             375558103         340       5,127 SH       Sole       N/A        5,127 N/A    N/A
GOLDMAN SACHS GROUP INC           COM             38141G104       1,599      14,062 SH       Sole       N/A       14,062 N/A    N/A
GOOGLE INC                        CL A            38259P508       6,309       8,362 SH       Sole       N/A        8,362 N/A    N/A
HARLEY DAVIDSON INC               COM             412822108         524      12,370 SH       Sole       N/A       12,370 N/A    N/A
HOME DEPOT INC                    COM             437076102       1,099      18,206 SH       Sole       N/A       18,206 N/A    N/A
INTEL CORP                        COM             458140100       1,790      79,029 SH       Sole       N/A       79,029 N/A    N/A
INTERNATIONAL BUSINESS MACHS      COM             459200101       4,424      21,327 SH       Sole       N/A       21,327 N/A    N/A
INTUIT                            COM             461202103       1,093      18,562 SH       Sole       N/A       18,562 N/A    N/A
INTUITIVE SURGICAL INC            COM NEW         46120E602       1,921       3,875 SH       Sole       N/A        3,875 N/A    N/A
JACOBS ENGR GROUP INC DEL         COM             469814107         991      24,510 SH       Sole       N/A       24,510 N/A    N/A
JOHNSON & JOHNSON                 COM             478160104       4,749      68,918 SH       Sole       N/A       68,918 N/A    N/A
JOY GLOBAL INC                    COM             481165108         361       6,435 SH       Sole       N/A        6,435 N/A    N/A
JPMORGAN CHASE & CO               COM             46625H100         437      10,798 SH       Sole       N/A       10,798 N/A    N/A
KINDER MORGAN ENERGY PARTNER      UT LTD PARTNER  494550106         593       7,186 SH       Sole       N/A        7,186 N/A    N/A
KINDER MORGAN MANAGEMENT LLC      SHS             49455U100       3,403      44,538 SH       Sole       N/A       44,538 N/A    N/A
KOHLS CORP                        COM             500255104         498       9,725 SH       Sole       N/A        9,725 N/A    N/A
KRAFT FOODS INC                   CL A            50075N104       3,335      80,654 SH       Sole       N/A       80,654 N/A    N/A
LIBERTY GLOBAL INC                COM SER A       530555101       1,593      26,221 SH       Sole       N/A       26,221 N/A    N/A
LIBERTY GLOBAL INC                COM SER C       530555309       1,837      32,503 SH       Sole       N/A       32,503 N/A    N/A
LINCOLN ELEC HLDGS INC            COM             533900106         498      12,742 SH       Sole       N/A       12,742 N/A    N/A
LOEWS CORP                        COM             540424108         961      23,300 SH       Sole       N/A       23,300 N/A    N/A
LOWES COS INC                     COM             548661107         554      18,305 SH       Sole       N/A       18,305 N/A    N/A
MARKET VECTORS ETF TR             AGRIBUS ETF     57060U605       1,311      25,315 SH       Sole       N/A       25,315 N/A    N/A
MCCORMICK & CO INC                COM NON VTG     579780206         229       3,684 SH       Sole       N/A        3,684 N/A    N/A
MCDONALDS CORP                    COM             580135101       3,847      41,931 SH       Sole       N/A       41,931 N/A    N/A
MCKESSON CORP                     COM             58155Q103         310       3,607 SH       Sole       N/A        3,607 N/A    N/A
MERCK & CO INC NEW                COM             58933Y105         571      12,673 SH       Sole       N/A       12,673 N/A    N/A
MICROSOFT CORP                    COM             594918104       4,259     143,122 SH       Sole       N/A      143,122 N/A    N/A
MONSANTO CO NEW                   COM             61166W101       1,111      12,201 SH       Sole       N/A       12,201 N/A    N/A
MORGAN STANLEY                    COM NEW         617446448       1,244      74,325 SH       Sole       N/A       74,325 N/A    N/A
MORNINGSTAR INC                   COM             617700109         957      15,280 SH       Sole       N/A       15,280 N/A    N/A
NEW ENGLAND BANCSHARES INC C      COM NEW         643863202         366      26,750 SH       Sole       N/A       26,750 N/A    N/A
NEW ORIENTAL ED & TECH GRP I      SPON ADR        647581107         791      47,480 SH       Sole       N/A       47,480 N/A    N/A
NEWS CORP                         CL A            65248E104       2,522     102,900 SH       Sole       N/A      102,900 N/A    N/A
NEXTERA ENERGY INC                COM             65339F101       1,491      21,200 SH       Sole       N/A       21,200 N/A    N/A
NIKE INC                          CL B            654106103       2,404      25,331 SH       Sole       N/A       25,331 N/A    N/A
NOBLE ENERGY INC                  COM             655044105       2,283      24,629 SH       Sole       N/A       24,629 N/A    N/A
NORTHEAST UTILS                   COM             664397106         556      14,551 SH       Sole       N/A       14,551 N/A    N/A
NOVARTIS A G                      SPONSORED ADR   66987V109         772      12,610 SH       Sole       N/A       12,610 N/A    N/A
OCCIDENTAL PETE CORP DEL          COM             674599105         425       4,941 SH       Sole       N/A        4,941 N/A    N/A
ORACLE CORP                       COM             68389X105       3,841     122,079 SH       Sole       N/A      122,079 N/A    N/A
PAYCHEX INC                       COM             704326107       1,177      35,370 SH       Sole       N/A       35,370 N/A    N/A
PEOPLES UNITED FINANCIAL INC      COM             712704105         990      81,586 SH       Sole       N/A       81,586 N/A    N/A
PEPSICO INC                       COM             713448108       7,446     105,216 SH       Sole       N/A      105,216 N/A    N/A
PFIZER INC                        COM             717081103       2,036      81,937 SH       Sole       N/A       81,937 N/A    N/A
PHILIP MORRIS INTL INC            COM             718172109         331       3,685 SH       Sole       N/A        3,685 N/A    N/A
POTASH CORP SASK INC              COM             73755L107         596      13,730 SH       Sole       N/A       13,730 N/A    N/A
POWERSHARES EFT TRUST             DYN BIOT & GEN  73935X856         601      24,890 SH       Sole       N/A       24,890 N/A    N/A
POWERSHARES GLOBAL ETF TRUST      GBL WTR PORT    73936T623       1,280      73,985 SH       Sole       N/A       73,985 N/A    N/A
POWERSHARES QQQ TRUST             UNIT SER 1      73935A104         225       3,275 SH       Sole       N/A        3,275 N/A    N/A
PRAXAIR INC                       COM             74005P104       2,916      28,069 SH       Sole       N/A       28,069 N/A    N/A
PRECISION CASTPARTS CORP          COM             740189105         795       4,866 SH       Sole       N/A        4,866 N/A    N/A
PROCTER & GAMBLE CO               COM             742718109       5,509      79,432 SH       Sole       N/A       79,432 N/A    N/A
QEP RES INC                       COM             74733V100         994      31,385 SH       Sole       N/A       31,385 N/A    N/A
QUALCOMM INC                      COM             747525103       2,524      40,402 SH       Sole       N/A       40,402 N/A    N/A
QUANTA SVCS INC                   COM             74762E102       2,701     109,353 SH       Sole       N/A      109,353 N/A    N/A
ROCKVILLE FINL INC NEW            COM             774188106         335      27,314 SH       Sole       N/A       27,314 N/A    N/A
SCHLUMBERGER LTD                  COM             806857108       3,771      52,131 SH       Sole       N/A       52,131 N/A    N/A
SEADRILL LIMITED                  COM             G7945E105         270       6,880 SH       Sole       N/A        6,880 N/A    N/A
SOUTHERN CO                       COM             842587107         268       5,823 SH       Sole       N/A        5,823 N/A    N/A
STANLEY BLACK & DECKER INC        COM             854502101       1,546      20,274 SH       Sole       N/A       20,274 N/A    N/A
STRYKER CORP                      COM             863667101       2,814      50,552 SH       Sole       N/A       50,552 N/A    N/A
TEVA PHARMACEUTICAL INDS LTD      ADR             881624209         333       8,033 SH       Sole       N/A        8,033 N/A    N/A
TEXTRON INC                       COM             883203101         266      10,150 SH       Sole       N/A       10,150 N/A    N/A
THERMO FISHER SCIENTIFIC INC      COM             883556102       4,200      71,395 SH       Sole       N/A       71,395 N/A    N/A
TORONTO DOMINION BK ONT           COM             891160509       1,039      12,472 SH       Sole       N/A       12,472 N/A    N/A
TRANSOCEAN LTD                    REG SHS         H8817H100         693      15,438 SH       Sole       N/A       15,438 N/A    N/A
UNION PAC CORP                    COM             907818108       1,116       9,399 SH       Sole       N/A        9,399 N/A    N/A
UNITED NAT FOODS INC              COM             911163103         229       3,920 SH       Sole       N/A        3,920 N/A    N/A
UNITED TECHNOLOGIES CORP          COM             913017109       5,090      65,017 SH       Sole       N/A       65,017 N/A    N/A
UNITEDHEALTH GROUP INC            COM             91324P102       1,975      35,638 SH       Sole       N/A       35,638 N/A    N/A
US BANCORP DEL                    COM NEW         902973304         325       9,475 SH       Sole       N/A        9,475 N/A    N/A
VEECO INSTRS INC DEL              COM             922417100       1,212      40,410 SH       Sole       N/A       40,410 N/A    N/A
VERIZON COMMUNICATIONS INC        COM             92343V104         827      18,151 SH       Sole       N/A       18,151 N/A    N/A
VISA INC                          COM CL A        92826C839       1,577      11,741 SH       Sole       N/A       11,741 N/A    N/A
WAL MART STORES INC               COM             931142103       3,522      47,720 SH       Sole       N/A       47,720 N/A    N/A
WELLS FARGO & CO NEW              COM             949746101         406      11,761 SH       Sole       N/A       11,761 N/A    N/A
WILLIAMS COS INC DEL              COM             969457100         306       8,757 SH       Sole       N/A        8,757 N/A    N/A
WOODWARD GOVERNOR CO              COM             980745103         760      22,370 SH       Sole       N/A       22,370 N/A    N/A
YUM BRANDS INC                    COM             988498101       2,315      34,894 SH       Sole       N/A       34,894 N/A    N/A